Premises and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 43,284,422	$ 42,644,886
Less: Accumulated Depreciation	(19,109,715)	(19,847,042)
Total Premises and Equipment, Net	24,174,707	22,797,844
Depreciation Expense	1,487,734	1,500,000	$ 1,400,000
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	6,693,927	6,693,927
Building and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	23,319,946	23,720,473
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	11,878,563	12,042,530
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 1,391,986	$ 187,956